Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Schedule of Costs Associated with Cost-Reduction/Productivity Initiatives and Acquisition Activity

The components of costs incurred in connection with our acquisitions and restructuring initiatives follow:

	Three Months Ended		Six Months Ended
(MILLIONS OF DOLLARS)	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Restructuring charges and certain acquisition-related costs:
Integration costs(a)	$10	$5	$14	$9
Restructuring charges (benefits)(b):
Employee termination costs	(30)	1	(27)	3
Asset impairment charges	—	1	—	1
Exit costs	—	—	—	1

Total direct	(20)	7	(13)	14

Integration costs(a)	—	7	—	12
Restructuring charges(b):
Employee termination costs	—	9	—	14
Asset impairment charges	—	1	—	8
Exit costs	—	—	—	1

Total allocated	—	17	—	35

Total Restructuring charges and certain acquisition-related costs	(20)	24	(13)	49

Other costs associated with cost-reduction/productivity initiatives:
Additional depreciation associated with asset restructuring—direct(c)	1	2	1	5
Additional depreciation associated with asset restructuring—allocated(c)	—	—	2	9
Implementation costs—allocated(d)	—	1	1	2

Total costs associated with acquisitions and cost-reduction/productivity initiatives	$(19)	$27	$(9)	$65

(a)

Integration costs represent external, incremental costs directly related to integrating acquired businesses and primarily include expenditures for consulting and the integration of systems and processes.

(b)

The restructuring benefit for the three and six months ended June 30, 2013 is related to the reversal of certain employee termination expenses associated with our operations in Europe and the restructuring charges for the three and six months July 1, 2012 are primarily related to the integration of FDAH and KAH.

The direct charges are associated with the following:

•	For the three months ended June 30, 2013—Manufacturing/research/corporate ($30 million income).

•	For the six months ended June 30, 2013—Manufacturing/research/corporate ($27 million income).

•	For the three months ended July 1, 2012—U.S. ($3 million), EuAfME ($1 million), and manufacturing/research/corporate ($2 million income).

•	For the six months ended July 1, 2012—U.S. ($3 million), EuAfME ($1 million income), CLAR ($1 million), and manufacturing/research/corporate ($2 million).

(c)

Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. For the three months ended June 30, 2013, included in Cost of sales ($1 million). For the six months ended June 30, 2013, included in Cost of sales ($1 million) and Selling, general and administrative expenses ($2 million). For the three months ended July 1, 2012, included in Cost of sales ($2 million). For the six months ended July 1, 2012, included in Cost of sales ($5 million) and Research and development expenses ($9 million).

(d)

Implementation costs—allocated represent external, incremental costs directly related to implementing cost reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. Included in Selling, general and administrative expenses.

The components of costs incurred in connection with acquisitions and cost-reduction/productivity initiatives follow:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Restructuring Charges and Certain Acquisition-Related Costs:
Integration costs(a)	$26	$30	$43
Restructuring charges:(b)
Employee termination costs	49	53	15
Asset impairment charges	4	—	5
Exit costs	(1)	1	35

Total Direct	78	84	98

Transaction costs(c)	—	2	1
Integration costs(a)	21	41	49
Restructuring charges:(b)
Employee termination costs	19	20	25
Asset impairment charges	10	7	13
Exit costs	7	—	16

Total Allocated	57	70	104

Total Restructuring charges and certain acquisition-related costs	135	154	202

Other Costs Associated with Cost-Reduction/Productivity Initiatives:
Additional depreciation associated with asset restructuring—direct(d)	11	9	—
Additional depreciation associated with asset restructuring—allocated(d)	13	20	17
Implementation costs—direct(e)	—	3	—
Implementation costs—allocated(e)	9	—	—

Total costs associated with acquisitions and cost-reduction/productivity initiatives	$168	$186	$219

(a)

Integration costs represent external, incremental costs directly related to integrating acquired businesses and primarily include expenditures for consulting and the integration of systems and processes.

(b)	Restructuring charges are primarily related to our cost-reduction/ productivity initiatives in 2012, the integration of KAH in 2011 and the integration of FDAH in 2010.

The direct restructuring charges are associated with the following:

•	2012 Direct—EuAfME ($51 million), CLAR ($3 million), APAC ($1 million income) and manufacturing/research/corporate ($1 million income).

•	2011 Direct—U.S. ($2 million), EuAfME ($33 million), CLAR ($2 million), APAC ($2 million income) and manufacturing/research/corporate ($19 million).

•	2010 Direct—U.S. ($14 million income), EuAfME ($24 million), CLAR ($4 million), APAC ($10 million) and manufacturing/research/corporate ($31 million).

(c)	Transaction costs represent external costs directly related to acquiring businesses and primarily include expenditures for banking, legal, accounting and other similar services.
(d)

Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In 2012, included in Cost of sales ($10 million), Selling, general and administrative expenses ($5 million) and Research and development expenses ($9 million). In 2011, included in Cost of sales ($6 million), Selling, general and administrative expenses ($4 million) and Research and development expenses ($19 million). In 2010, included in Selling, general and administrative expenses ($17 million).

(e)

Implementation costs, represent external, incremental costs directly related to implementing cost-reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2012, included in Selling, general and administrative expenses ($8 million) and Research and development expenses ($1 million). In 2011, included in Selling, general and administrative expenses ($2 million) and Research and development expenses ($1 million).

Schedule of Restructuring and Related Costs

The components of and changes in our direct restructuring accruals follow:

(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, December 31, 2012(a)	$68	$—	$6	$74
Provision/(Benefit)	(27)	—	—	(27)
Utilization and other(b)	(10)	—	(5)	(15)
Separation adjustment(c)	(14)	—	—	(14)

Balance, June 30, 2013(a)	$17	$—	$1	$18

(a)	At June 30, 2013 and December 31, 2012, included in Other current liabilities ($9 million and $63 million, respectively) and Other noncurrent liabilities ($9 million and $11 million, respectively).
(b)	Includes adjustments for foreign currency translation.
(c)	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering, Initial Public Offering and Exchange Offer: Adjustments Associated with the Separation.

The components and activity of our direct restructuring charges identified with Zoetis follow:

(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, December 31, 2009	$180	$—	$5	$185
Provision	15	5	35	55
Utilization and other(a)	(105)	(5)	(29)	(139)

Balance, December 31, 2010	90	—	11	101
Provision	53	—	1	54
Utilization and other(a)	(73)	—	(1)	(74)

Balance, December 31, 2011(b)	70	—	11	81
Provision	49	4	(1)	52
Utilization and other(a)	(51)	(4)	(4)	(59)

Balance, December 31, 2012(b)	$68	$—	$6	$74

(a)	Includes adjustments for foreign currency translation.
(b)	At December 31, 2012 and 2011, included in Other current liabilities ($63 million and $53 million, respectively) and Other noncurrent liabilities ($11 million and $28 million, respectively).